UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7362

                 Salomon Brothers Municipal Partners Fund Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                     Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 446-1013

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

Letter from the Chairman


Dear Shareholder,

I am pleased to report that the Salomon Brothers Municipal Partners Fund Inc. generated favorable relative returns both on a market price and net asset value ("NAV") i basis for the 12 months ended December 31, 2003. This positive performance occurred within a sea change for bonds. After a formidable run, during the early summer bonds lost some of the gains they had generated earlier in 2003 as signs of a sharp pick-up in the pace of economic growth and rising long-term U.S. Treasury bond yields exerted pressure on the market. Although many municipalities grappled with budgetary pressures during much of the year brought on by the weak economy, tax revenues reportedly grew during the third quarter of 2003.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to see how those conditions may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.


Sincerely,


/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman and Chief Executive Officer

January 12, 2004

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

Manager Overview


Performance Review

During the 12 months ended December 31, 2003, the fund returned 11.07%, based on its New York Stock Exchange ("NYSE") market price and 6.78% based on its NAV per share. In comparison, the Lehman Brothers Municipal Bond Index ii returned 5.31% and the fund's Lipper general municipal debt (leveraged) closed-end funds category average returned 8.53% over the same time frame. iii Please note that Lipper performance returns are based on each fund's NAV.

During the period we structured the fund in a defensive posture by placing an emphasis on bonds with higher coupons, while also maintaining a lower average life. Although the strategy, at times limited the fund's full participation in the market rallies, it helped reduce the fund's volatility during the period.

During the 12-month period, the fund distributed dividends to shareholders totaling $0.84 per share. The performance table shows the fund's annualized distribution yields, as well as its 12-month total return based on its NAV and market price as of December 31, 2003. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser. Past performance is not indicative of future results.




                                FUND PERFORMANCE
                             AS OF DECEMBER 31, 2003
                                  (unaudited)

                                    Annualized        12-Month
                                    Distribution       Total
                  Price Per Share      Yield           Return
                  -------------------------------------------
                  $15.52 (NAV)         5.41%            6.78%
                  $14.00 (NYSE)        6.00%           11.07%


               Total returns are based on changes in NAV or the market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. Annualized distribution yield is the fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The annualized distribution yield assumes a current monthly income dividend rate of $0.07 for 12 months. This rate is as of December 31, 2003 and is subject to change.

Overview

Municipal bonds finished 2003 on a firm note while concluding their fourth straight year of positive returns. iv Despite an improving economy and vibrant stock market, investors' interest in tax-exempt municipal bonds held firm during 2003 as the Fed signaled that it was is no hurry to raise short-term interest rates. Consequently, investors gravitated to the municipal bond market as higher-rated issues offered favorable taxable equivalent yields v compared to comparable-maturity U.S. Treasuries and Agencies. vi

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Additionally, 2003 was a banner year for municipal bonds from an issuance perspective. State and local governments combined issued over $380 billion of debt to fund new projects and refinance outstanding bonds. vii Tax-exempt new issue volume exceeded last year's previous record of $358 billion.vii Despite historically low nominal yields, demand was strong as property and casualty insurance companies, institutions and individual investors combined to absorb the massive supply.

Selection of Municipal Bonds

Many municipalities recently reported growth in tax revenues during the third quarter of 2003 versus the same period in 2002, which has helped boost states' coffers. Given the modest financial improvement for many municipalities, the fund maintained its exposure to both state and local general obligation bonds. Additionally, revenue bonds continued to play a significant role in the portfolio. These bonds are backed by the generally stable revenue streams of specific public works (such as bridge tolls), and tend to be less correlated to drops in personal income tax receipts than state obligations.

As of the period's close, the fund continued to be well diversified and of high credit quality with holdings from 31 states and an average rating of double A. The portfolio's top sectors included healthcare, transportation and housing. Although states and cities have continued to face budgetary challenges, many have shown some signs of rebounding.

Looking for Additional Information?

The fund is traded under the symbol "MNP" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XMNPX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly allocation press release that can be found on most major financial web sites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current NAV, market price and other information.

Thank you for your investment in the Salomon Brothers Municipal Partners Fund Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/S/ Robert E. Amodeo


Robert E. Amodeo
Executive Vice President

January 12, 2004

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

















The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to pages 5 through 9 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

i NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.
ii The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.
iii Lipper, Inc. is a major independent mutual-fund tracking organization.
    Returns are based on the 12-month period ended December 31, 2003, calculated among the 64 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.
iv  Source: The Bond Buyer.
v The taxable equivalent yield applies to income taxation on a federal (not state and local) level. This yield would be slightly lower for an investor below the federal income tax bracket of 31% and slightly higher for an investor in a higher tax bracket.
vi The face-value principal and coupon payments of U.S. Government bonds, in contrast to municipals, are guaranteed by full faith and credit of the U.S. Government.
vii Source: Lehman Brothers.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.



Schedule of Investments
December 31, 2003


     Face
    Amount     Rating (a)                          Security                                      Value
---------------------------------------------------------------------------------------------------------
Long-Term Investments -- 99.8%

CALIFORNIA -- 1.3%
 $1,370,000    AAA       Pleasant Valley, CA School District Ventura County,
                           Series A, MBIA-Insured, 5.850% due 2/1/17 ......................   $ 1,632,670
                                                                                              -----------
COLORADO -- 0.8%
  1,000,000    A-        Colorado Springs, CO Hospital Revenue, 6.375% due 12/15/30 .......     1,069,380
                                                                                              -----------
DISTRICT OF COLUMBIA -- 1.7%
  2,000,000    AAA       District of Columbia Revenue, (American University),
                           AMBAC-Insured, 5.625% due 10/1/26 ..............................     2,159,780
                                                                                              -----------
FLORIDA -- 1.3%
  1,500,000    AAA       Hillsborough County, FL Utility Refunding Revenue,
                           FGIC-Insured, 5.000% due 8/1/08 ................................     1,671,465
                                                                                              -----------
GEORGIA -- 0.1%
    110,000    AAA       Fulton County, GA Housing Authority, Single-Family Mortgage,
                           Series A, GNMA-Collateralized, 6.600% due 3/1/28 ...............       112,246
                                                                                              -----------
HAWAII -- 1.8%
  2,000,000    AAA       Hawaii State Airport System Revenue Refunding, Series B,
                           FGIC-Insured, 6.000% due 7/1/19 ................................     2,267,360
                                                                                              -----------
ILLINOIS -- 15.5%
  3,750,000    AAA       Chicago, IL Board of Education, (Chicago School Reform),
                           AMBAC-Insured, 5.750% due 12/1/27 ..............................     4,167,675
                         Chicago, IL Midway Airport Revenue, MBIA-Insured:
  2,000,000    AAA         Series A, 5.500% due 1/1/29 ....................................     2,127,000
  2,000,000    AAA         Series B, 5.625% due 1/1/29 ....................................     2,121,060
  2,000,000    Aaa*      Illinois Development Finance Authority, Revolving Fund Revenue,
                           5.250% due 9/1/12 ..............................................     2,270,800
  1,000,000    AA+       Illinois Educational Facilities Authority Revenues, (Northwestern
                           University), 5.500% due 12/1/13 ................................     1,157,940
  1,500,000    A+        Illinois Health Facilities Authority Revenue Refunding, (Lutheran
                           General Health System), Series C, 7.000% due 4/1/14 ............     1,869,495
  1,500,000    AAA       Illinois State, First Series, FSA-Insured, 5.500% due 5/1/16 .....     1,731,525
  1,000,000    AAA       Illinois State, MBIA-Insured, 5.000% due 6/1/13 ..................     1,118,830
  3,000,000    Aa3*      Illinois State Sales Tax Revenue, Series V, (Pre-Refunded - Escrowed
                           with U.S. Treasury Obligations to 6/15/05 Call @ 102),
                           6.375% due 6/15/20 .............................................     3,279,240
                                                                                              -----------
                                                                                               19,843,565
                                                                                              -----------



--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

December 31, 2003


     Face
    Amount     Rating (a)                          Security                                      Value
---------------------------------------------------------------------------------------------------------
INDIANA -- 2.3%
 $1,000,000    BBB+      Indiana State Development Finance Authority, Environmental Revenue,
                           (USX Corp. Project), 5.250% due 12/1/22 ........................   $ 1,081,720
  1,750,000    AAA       Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23      1,806,770
                                                                                              -----------
                                                                                                2,888,490
                                                                                              -----------
IOWA -- 0.9%
  1,000,000    A1*       Iowa Finance Authority, Hospital Facility Revenue,
                           6.750% due 2/15/16 .............................................     1,127,360
                                                                                              -----------
KANSAS -- 1.3%
  1,430,000    AA        Kansas State Development Finance Authority, Health Facilities
                           Revenue, (Sisters of Charity), Series J, 6.250% due 12/1/28 ....     1,604,288
                                                                                              -----------
MAINE -- 0.0%
     45,000    AA+       Maine State Housing Authority Mortgage Purchase, Series A-2,
                           6.650% due 11/15/25 ............................................        46,599
                                                                                              -----------
MARYLAND -- 4.7%
                         Maryland State Health & Higher Educational Facilities
                           Authority Revenue:
  1,500,000    Baa1*        Caroll County General Hospital, 6.000% due 7/1/37 .............     1,583,820
                            University of Maryland Medical Systems:
  1,000,000    A3*           6.750% due 7/1/30 ............................................     1,132,470
    500,000    A             6.000% due 7/1/32 ............................................       531,435
  2,500,000    Aaa*      Northeast Maryland Waste Disposal Authority, Solid Waste Revenue
                           Refunding, AMBAC-Insured, 5.500% due 4/1/15 ....................     2,785,350
                                                                                              -----------
                                                                                                6,033,075
                                                                                              -----------
MASSACHUSETTS -- 8.1%
  3,500,000    AAA       Massachusetts State GO, Series C, FGIC-Insured,
                           5.500% due 11/1/15 .............................................     4,077,185
  2,500,000    AA-       Massachusetts State Health & Educational Facilities
                           Authority Revenue, (Partners Healthcare Systems), Series C,
                           5.750% due 7/1/32 .............................................      2,679,500
  3,170,000    AAA       Massachusetts State Water Pollution Abatement, Series A,
                           5.750% due 8/1/29 ..............................................     3,545,423
                                                                                              -----------
                                                                                               10,302,108
                                                                                              -----------
MICHIGAN -- 1.2%
  1,500,000    AA-       Michigan State Hospital Finance Authority Revenue Refunding,
                           (Trinity Health), Credit C, 5.375% due 12/1/30 .................     1,542,180
                                                                                              -----------
MINNESOTA -- 2.2%
  2,785,000    AA+       Minnesota State Housing Finance Agency, Single-Family Mortgage,
                           Series H, 6.500% due 1/1/26 ....................................     2,815,746
                                                                                              -----------



--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

December 31, 2003


     Face
    Amount     Rating (a)                          Security                                      Value
---------------------------------------------------------------------------------------------------------
NEVADA -- 4.4%
 $1,350,000    AAA       Clark County, NV Passenger Facility Revenue, (McCarran International
                           Airport), Series A, MBIA-Insured, 5.750% due 7/1/23 ............   $ 1,438,763
                         Nevada Housing Division, Single-Family Program, Series B-2:
  2,605,000    Aa2*        6.400% due 10/1/25 .............................................     2,661,320
    295,000    Aa2*        6.950% due 10/1/26 .............................................       299,974
  1,000,000    AAA       Washoe County, NV School District Refunding Revenue,
                           Series B, FGIC-Insured, 5.500% due 6/1/16 ......................     1,157,320
                                                                                              -----------
                                                                                                5,557,377
                                                                                              -----------
NEW HAMPSHIRE -- 0.1%
    190,000    Aa2*      New Hampshire State HFA, Single-Family Residential, Series A,
                           6.800% due 7/1/15 ..............................................       191,541
                                                                                              -----------

NEW JERSEY -- 9.9%
                         New Jersey EDA, Series A:
  5,150,000    AAA         PCR, (Public Service Electric and Gas Co. Project), MBIA-Insured,
                             6.400% due 5/1/32 ............................................     5,332,980
  4,450,000    AAA         Water Facilities Revenue, (New Jersey American Water Co., Inc.
                             Project), FGIC-Insured, 6.875% due 11/1/34 ...................     4,733,821
  1,000,000    A2*       New Jersey Health Care Facilities Financing Authority Revenue,
                           (Hackensack University Medical Center), 6.000% due 1/1/25 ......     1,047,640
  1,395,000    AAA       New Jersey Transportation Trust Fund Authority, Transportation
                           System, Series A, AMBAC-Insured, 5.000% due 12/15/11 ...........     1,565,330
                                                                                              -----------
                                                                                               12,679,771
                                                                                              -----------
NEW YORK -- 6.5%
                         New York City, NY Municipal Water Finance Authority,
                           Water & Sewer System Revenue, Series B:
  1,175,000    AA            5.750% due 6/15/29 ...........................................     1,299,679
  1,000,000    AA            5.125% due 6/15/31 ...........................................     1,025,180
  1,250,000    AA+       New York City, NY Transitional Finance Authority Revenue,
                           Series A, 5.500% due 11/15/17 ..................................     1,409,725
                         New York City, NY GO, Series A:
    180,000    A           6.000% due 5/15/30 .............................................       196,151
    820,000    A           Pre-Refunded - Escrowed with U.S. government securities to 5/15/10
                             (Call @ 101), 6.000% due 5/15/30 .............................       979,588
    190,000    Aaa*      New York State Mortgage Agency Revenue, 24th Series,
                           6.125% due 10/1/30 .............................................       194,543
  2,000,000    AAA       New York State Urban Development Corp. Revenue, Correctional
                           Facilities, AMBAC-Insured, (Pre-Refunded - Escrowed with U.S.
                           government securities to 1/1/06 Call @ 102), 5.375% due 1/1/25 .     2,191,800


--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

December 31, 2003


     Face
    Amount     Rating (a)                          Security                                      Value
---------------------------------------------------------------------------------------------------------
NEW YORK -- 6.5% (CONTINUED)
 $  950,000    AAA       Port Authority of New York and New Jersey Construction,
                           96th Series, FGIC-Insured, 6.600% due 10/1/23 ..................    $  995,847
                                                                                              -----------
                                                                                                8,292,513
                                                                                              -----------
OHIO -- 8.3%
  1,375,000    Aaa*      Butler County, OH, MBIA-Insured, 5.250% due 12/1/15 ..............     1,551,742
  2,000,000    BBB+      Miami County, OH Hospital Facilities Revenue Refunding &
                           Improvement, (Upper Valley Medical Center), 6.250% due 5/15/13 .     2,098,060
  6,700,000    A+        Ohio State Water Development Authority, Solid Waste Disposal
                           Revenue, (Cargill Inc.), 6.300% due 9/1/20 .....................     6,994,934
                                                                                              -----------
                                                                                               10,644,736
                                                                                              -----------
OREGON -- 1.8%
  2,000,000    AAA       Oregon State Department of Administrative Services, FSA-Insured,
                           5.000% due 9/1/12 ..............................................     2,252,760
                                                                                              -----------
PENNSYLVANIA -- 2.3%
  1,250,000    AAA       Delaware Valley, PA Regional Financial Authority, Local Government
                           Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28 ............     1,405,812
  1,090,000    AAA       Philadelphia, PA GO, Series A, XLCA-Insured, 5.250% due 2/15/14 ..     1,222,446
    250,000    AAA       Philadelphia, PA School District, Series A, FSA-Insured,
                           5.500% due 2/1/31 ..............................................       267,648
                                                                                              -----------
                                                                                                2,895,906
                                                                                              -----------
PUERTO RICO -- 2.3%
  2,500,000    AAA       Puerto Rico Commonwealth Refunding Revenue, FGIC-Insured,
                           5.500% due 7/1/13 ..............................................     2,297,600
                                                                                              -----------
TENNESSEE -- 6.3%
  2,900,000    AA-       Humphreys County, TN IDB, Solid Waste Disposal Revenue,
                           (E.I. du Pont de Nemours and Co. Project), 6.700% due 5/1/24 ...     3,000,195
  3,500,000    AAA       Memphis-Shelby County, TN Airport Authority Revenue, Series D,
                           AMBAC-Insured, 6.000% due 3/1/24 ...............................     3,888,955
  1,085,000    AA        Tennessee Housing Development Agency, (Homeownership Program),
                           Series 2C, 6.350% due 1/1/31 ...................................     1,159,366
                                                                                              -----------
                                                                                                8,048,516
                                                                                              -----------
TEXAS -- 6.4%
  3,105,000    AAA       Lower Colorado River Authority, TX Revenue Refunding & Improvement,
                           AMBAC-Insured, 5.250% due 5/15/04 ..............................     3,496,199
    100,000    AAA       North Harris Montgomery Community College District, TX Refunding,
                           FGIC-Insured, 5.375% due 2/15/16 ...............................       111,061
  1,840,000    BBB+      Richardson, TX Hospital Authority Revenue, (Richardson Medical
                           Center), 6.750% due 12/1/23 ....................................     1,878,677


--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

December 31, 2003


     Face
    Amount     Rating (a)                          Security                                      Value
---------------------------------------------------------------------------------------------------------
TEXAS -- 6.4% (CONTINUED)
 $2,500,000    AAA       Texas State Turnpike Authority Revenue, First Tier, Series A,
                           AMBAC-Insured, 5.500% due 8/15/39 ..............................   $ 2,687,425
                                                                                             ------------
                                                                                                8,173,362
                                                                                             ------------
VIRGINIA -- 1.3%
  1,435,000    AA+       Virginia State Public School Authority Refunding Revenue,
                           (School Financing 1997), Series D, 5.250% due 8/1/12 ...........     1,642,300
                                                                                             ------------
WASHINGTON -- 7.0%
  1,000,000    AAA       Chelan County, WA Public Utility District, (Chelan Hydro System No. 1),
                           Construction Revenue,Series A, AMBAC-Insured, 5.450% due 7/1/37      1,041,040
  4,250,000    AAA       Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28 ........     4,701,053
  1,700,000    AA+       Washington State GO, Series C, 5.500% due 7/1/18 .................     1,964,282
  1,200,000    AAA       Washington State Public Power Supply System Revenue Refunding,
                           (Nuclear Project No. 1), Series A, MBIA-Insured,
                           5.125% due 7/1/17 ..............................................     1,290,384
                                                                                             ------------
                                                                                                8,996,759
                                                                                             ------------
                         Total Long-Term Investments (Cost -- $118,885,794) ...............   127,419,453
                                                                                             ------------


Short-Term Investments -- 0.2%

    100,000    VMIG 1*   Connecticut State Health and Educational Facilities Authority
                           Revenue Updates, (Edgehill), Series C, 1.150% due 7/1/27 .......       100,000
    100,000    VMIG 1*   Jacksonville, FL Electric Authority Subordinated Bond Revenue,
                           Series F, 1.250% due 10/1/30 ...................................       100,000
                                                                                             ------------
                         Total Short-Term Investments (Cost -- $200,000) ..................       200,000
                                                                                             ------------

                         Total Investments -- 100.0% (Cost -- $119,085,794**) .............  $127,619,453
                                                                                             ============


--------------------------------------------------------------------------------
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
**  Aggregate cost for Federal income tax purposes is $119,097,336.

    See pages 10 and 11 for definitions of ratings and abbreviations.

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

Long-Term Security Ratings (unaudited)

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      - Bonds rated "AAA" have the highest rating assigned by Standard
           & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       - Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A        - Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB      - Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB       - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa      - Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       - Bonds rated "Aa" are judged to be of high quality by all standards.
           Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A        - Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa      - Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR       - Indicates that the bond is not rated by Moody's or Standard & Poor's as indicated.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Short-Term Security Ratings (unaudited)

SP-1   - Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    - Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.


VMIG1  - Moody's highest rating for issues having a demand feature - VRDO.

P-1    - Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


Abbreviations* (unaudited)

ABAG      - Association of Bay Area Governors       HDC       - Housing Development Corporation
AIG       - American International Guaranty         HFA       - Housing Finance Authority
AMBAC     - American Municipal Bond Assurance       IDA       - Industrial Development Authority
              Corporation                           IDB       - Industrial Development Board
BAN       - Bond Anticipation Notes                 IDR       - Industrial Development Revenue
BIG       - Bond Investors Guaranty                 INFLOS    - Inverse Floaters
CGIC      - Capital Guaranty Insurance Company      ISD       - Independent School District
CHFCLI    - California Health Facility              LEVRRS    - Leveraged Reverse Rate Securities
              Construction Loan Insurance           LOC       - Letter of Credit
CONNIE                                              MBIA      - Municipal Bond Investors Assurance
  LEE     - College Construction Loan Association                 Corporation
COP       - Certificate of Participation            MVRICS    - Municipal Variable Rate Inverse
EDA       - Economic Development Authority                        Coupon Security
EDR       - Economic Development Revenue            PCR       - Pollution Control Revenue
FGIC      - Financial Guaranty Insurance Company    PSFG      - Permanent School Fund Guaranty
FHA       - Federal Housing Administration          RAN       - Revenue Anticipation Notes
FHLMC     - Federal Home Loan Mortgage              RIBS      - Residual Interest Bonds
              Corporation                           RITES     - Residual Interest Tax-Exempt Securities
FLAIRS    - Floating Adjustable Interest Rate       SYCC      - Structured Yield Curve Certificate
              Securities                            TAN       - Tax Anticipation Notes
FNMA      - Federal National Mortgage Association   TECP      - Tax Exempt Commercial Paper
FRTC      - Floating Rate Trust Certificates        TOB       - Tender Option Bonds
FSA       - Financial Security Assurance            TRAN      - Tax and Revenue Anticipation Notes
GIC       - Guaranteed Investment Contract          VA        - Veterans Administration
GNMA      - Government National Mortgage            VRDD      - Variable Rate Daily Demand
              Association                           VRWE      - Variable Rate Wednesday Demand
GO        - General Obligation Bonds                XLCA      - XL Capital Assurance Inc.


----------
* Abbreviations may or may not appear in the schedule of investments.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

Statement of Assets and Liabilities
December 31, 2003

ASSETS:
     Investments, at value (Cost -- $119,085,794) ........................................   $127,619,453
     Cash ................................................................................         22,954
     Interest receivable .................................................................      1,888,740
     Receivable for securities sold ......................................................         30,000
                                                                                             ------------
     TOTAL ASSETS ........................................................................    129,561,147
                                                                                             ------------

LIABILITIES:
     Management fee payable ..............................................................         60,222
     Accrued expenses ....................................................................        137,286
                                                                                             ------------
     TOTAL LIABILITIES ...................................................................        197,508
                                                                                             ------------
AUCTION RATE PREFERRED STOCK
     (800 SHARES AUTHORIZED AND ISSUED AT $50,000 PER SHARE) (NOTE 4) ....................     40,000,000
                                                                                             ------------
TOTAL NET ASSETS .........................................................................   $ 89,363,639
                                                                                             ============

NET ASSETS:
     Common Stock ($0.001 par value, 100,000,000 shares authorized; 5,757,094
       shares outstanding) ...............................................................   $      5,757
     Additional paid-in capital ..........................................................     79,673,514
     Undistributed net investment income .................................................      1,443,224
     Accumulated net realized loss from investment transactions ..........................       (292,515)
     Net unrealized appreciation of investments ..........................................      8,533,659
                                                                                             ------------
TOTAL NET ASSETS .........................................................................   $ 89,363,639
                                                                                             ============

Net Asset Value Per Share of Common Stock ($89,363,639 / 5,757,094 shares outstanding) ...         $15.52
                                                                                                   ======

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Statement of Operations
For the Year Ended December 31, 2003




INVESTMENT INCOME:
     Interest.........................................................................    $ 6,630,868
                                                                                          -----------

EXPENSES:
     Management fee (Note 2) .........................................................        706,286
     Auction agent fees ..............................................................        101,758
     Audit and tax services ..........................................................         73,962
     Legal ...........................................................................         71,944
     Shareholder communications ......................................................         71,719
     Directors' fees .................................................................         50,714
     Transfer agent ..................................................................         27,375
     Listing fees ....................................................................         22,500
     Custody .........................................................................         13,800
     Insurance .......................................................................          3,482
     Other ...........................................................................         24,254
                                                                                          -----------
     TOTAL EXPENSES ..................................................................      1,167,794
                                                                                          -----------
NET INVESTMENT INCOME ................................................................      5,463,074
                                                                                          -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Realized Gain From Investment Transactions (excluding short-term investments):
        Proceeds from sales ..........................................................     72,255,882
        Cost of securities sold ......................................................     72,094,224
                                                                                          -----------
     Net Realized Gain ...............................................................        161,658
                                                                                          -----------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of year ............................................................      7,934,821
        End of year ..................................................................      8,533,659
                                                                                          -----------
     Increase in Net Unrealized Appreciation .........................................        598,838
                                                                                          -----------
Net Gain on Investments ..............................................................        760,496
                                                                                          -----------
Dividends Paid to Auction Rate Preferred Stockholders
    From Net Investment Income .......................................................       (405,855)
                                                                                          -----------
Increase in Net Assets From Operations ...............................................    $ 5,817,715
                                                                                          ===========

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Statements of Changes in Net Assets
For the Years Ended December 31,

                                                                                  2003           2002
------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income.................................................     $ 5,463,074     $ 5,739,313
     Net realized gain ...................................................          161,658       1,977,984
     Increase in net unrealized appreciation...............................         598,838       2,975,015
     Dividends paid to Auction Rate Preferred Stockholders
       from net investment income .........................................        (405,855)       (561,118)
                                                                                -----------     -----------
     INCREASE IN NET ASSETS FROM OPERATIONS................................       5,817,715      10,131,194
                                                                                -----------     -----------
DISTRIBUTIONS PAID TO COMMON STOCK SHAREHOLDERS FROM:
     Net investment income.................................................      (4,835,959)     (4,527,379)
                                                                                -----------     -----------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS PAID TO
       COMMON STOCK SHAREHOLDERS...........................................      (4,835,959)     (4,527,379)
                                                                                -----------     -----------
INCREASE IN NET ASSETS.....................................................         981,756       5,603,815
NET ASSETS:
     Beginning of year.....................................................      88,381,883      82,778,068
                                                                                -----------     -----------
     END OF YEAR*..........................................................     $89,363,639     $88,381,883
                                                                                ===========     ===========
* Includes undistributed net investment income of: ........................      $1,443,224      $1,221,964
                                                                                ===========     ===========

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Notes to Financial Statements


Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund Inc. ("Fund"), (formerly known as Municipal Partners Fund Inc.), was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), may appreciate in value relative to other similar obligations in the marketplace.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Long-term capital gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in
Note 4. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Note 2. Management and Advisory Fees and Other Transactions

SBAM acts as the investment adviser and administrator of the Fund. SBAM provides all management, advisory and administration services for the Fund. As compensation for its services, the Fund pays SBAM an investment management fee at an annual rate of 0.55% of the Fund's average weekly net assets. For purposes of calculating this fee, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets. This fee is calculated daily and paid monthly.

SBAM has delegated certain administrative services to Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM.


Note 3. Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases.........................................................  $71,571,449
                                                                    ===========
Sales.............................................................  $72,255,882
                                                                    ===========

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation.....................................   $8,629,979
Gross unrealized depreciation.....................................     (107,862)
                                                                     ----------
Net unrealized appreciation.......................................   $8,522,117
                                                                     ==========

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

Note 4. Auction Rate Preferred Stock

On April 2, 1993, the Fund closed its public offering of 800 shares of $0.001 par value Auction Rate Preferred Stock ("Preferred Stock") at an offering price of $50,000 per share. The Preferred Stock has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the year ended December 31, 2003 ranged from 0.750% to 1.490%. The weighted average dividend rate for the year ended December 31, 2003 was 1.010%.

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Stock, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Stock.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends to common shareholders.

Note 5. Concentration of Credit Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 6. Events Subsequent to December 31, 2003

COMMON STOCK DIVIDENDS. On October 22, 2003, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

amount of $0.0700 per share, payable on January 30 and February 27, 2004 to shareholders of record on January 13 and February 18, 2004, respectively. In addition, on February 5, 2004, the Board of Directors of the Fund declared three common share dividends from net investment income, each in the amount of $0.07 per share, payable on March 26, April 30 and May 28, 2004 to shareholders of record on March 16, April 20 and May 18, 2004, respectively.

PREFERRED STOCK DIVIDENDS. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period.

   Auction          Commencement of      Rate Effective           Preferred
    Date              Rate Period            Through                Rate
--------------------------------------------------------------------------------

  12/29/03             12/30/03                1/5/04               1.199%
    1/5/04               1/6/04               1/12/04               1.200
   1/12/04              1/13/04               1/19/04               1.020
   1/16/04              1/20/04               1/26/04               1.080
   1/26/04              1/27/04                2/2/04               1.050
    2/2/04               2/3/04                2/9/04               1.020
--------------------------------------------------------------------------------

Note 7. Capital Loss Carryforward

At December 31, 2003 the Fund had, for Federal income tax purposes approximately $280,000 of unused capital loss carryforwards available to offset future capital gains expiring December 31, 2008. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

In addition, the Fund had $576 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.

Note 8. Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at December 31 were:

                                                    2003                 2002
                                                  ----------         ----------
Undistributed tax-exempt income ...............   $1,443,224         $1,221,964
                                                  ==========         ==========
Accumulated capital losses ....................   $ (280,397)        $ (442,631)
                                                  ==========         ==========
Unrealized appreciation .......................   $8,522,117         $7,923,279
                                                  ==========         ==========

For the years ended December 31, 2003 and December 31, 2002, the difference between book basis and tax basis unrealized depreciation for the Fund was attributable primarily to wash sale loss deferrals.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

The tax character of distributions paid during the year ended December 31, was:

                                                     2003                2002
                                                  ----------         ----------
Tax-exempt income ............................    $5,241,814         $5,088,497
                                                  ==========         ==========

Note 9.  Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. The Fund did not implement the contractual agreement described above and therefore will not receive any portion of the payment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


The Fund's tansfer agent is EquiServe Trust Company, N.A., which is not affiliated with CAM or PFPC Inc.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Financial Highlights

Data for a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:


                                                        2003        2002        2001       2000        1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.................    $15.35      $14.38     $14.25      $13.12     $14.92
                                                       ------      ------      ------      ------     ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income...........................      0.95        1.00       1.03        1.06       1.02
   Net realized and unrealized gain (loss).........      0.13        0.86       0.04        1.14      (1.77)
   Dividends paid to Auction Rate Preferred
     Stockholders from net investment income ......     (0.07)      (0.10)     (0.21)      (0.29)     (0.25)
                                                       ------      ------     ------      ------     ------
Total Income (Loss) From Operations................      1.01        1.76       0.86        1.91      (1.00)
                                                       ------      ------     ------      ------     ------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
   Net investment income...........................     (0.84)      (0.79)     (0.73)      (0.78)     (0.80)
                                                       ------      ------     ------      ------     ------
Total Distributions Paid to Common
   Stock Shareholders..............................     (0.84)      (0.79)     (0.73)      (0.78)     (0.80)
                                                       ------      ------     ------      ------     ------

NET ASSET VALUE, END OF YEAR.......................    $15.52      $15.35     $14.38      $14.25     $13.12
                                                       ======      ======     ======      ======     ======
PER SHARE MARKET VALUE, END OF YEAR................    $14.00      $13.40     $12.59    $12.0625   $10.9375
                                                       ======      ======     ======    ========   ========

TOTAL RETURN, BASED ON MARKET PRICE(1).............     11.07%      12.93%     10.52%      17.90%    (17.52)%
RATIOS TO AVERAGE NET ASSETS
OF COMMON STOCK SHAREHOLDERS(2):
  Operating expenses...............................      1.32%       1.34%      1.33%       1.36%      1.30%
  Net investment income............................      6.17%       6.70%      7.10%       7.84%      7.18%
NET ASSETS OF COMMON STOCK SHAREHOLDERS,
  END OF YEAR (000S)...............................   $89,364     $88,382    $82,778     $82,067    $75,513
PORTFOLIO TURNOVER RATE............................        57%         71%        34%         31%        54%
AUCTION RATE PREFERRED STOCK:
  Total Amount Outstanding (000s)..................   $40,000     $40,000    $40,000     $40,000    $40,000
  Asset Coverage Per Share.........................   161,705     160,478    153,473     152,584    144,391
  Involuntary Liquidating Preference Per Share         50,000      50,000     50,000      50,000     50,000
  Average Market Value Per Share...................    50,000      50,000     50,000      50,000     50,000


--------------------------------------------------------------------------------

(1) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
(2) Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Report of Independent Auditors

To the Board of Directors and Shareholders of Salomon Brother Minicipal Partners Fund Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Salomon Brothers Municipal Partners Fund Inc. ("Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 18, 2004

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Additional Information (unaudited)

INFORMATION ABOUT DIRECTORS AND OFFICERS
The business and affairs of Salomon Brothers Municipal Partners Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.


                                                                               NUMBER OF
                                                                           PORTFOLIOS ADVISED
                                                                               BY SBAM(2)
                                              TERM OF        PRINCIPAL       AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND   OCCUPATION(S)       DIRECTOR               OTHER
                               HELD WITH      LENGTH OF     DURING PAST       (INCLUDING         BOARD MEMBERSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED     FIVE YEARS        THE FUND)          HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------

NON-INTERESTED
DIRECTORS:

Carol L. Colman               Director and      Since      President,               33           None
Colman Consulting Co.         Member of         2002       Colman
278 Hawley Road               the Audit                    Consulting Co.
North Salem, NY 10560         Committee,
Age 58                        Class I

Daniel P.Cronin               Director and      Since      Associate General        30           None
Pfizer Inc.                   Member of         2002       Counsel, Pfizer Inc.
235 East 42nd Street          the Audit
New York, NY 10017            Committee,
Age 57                        Class II

Leslie H. Gelb                Director and      Since      President, Emeritus      32           Director of
The Council on                Member of         2001       and Senior Board                      two registered
  Foreign Relations           the Audit                    Fellow, The Council                   investment
58 East 68th Street           Committee,                   on Foreign Relations;                 companies
New York, NY 10021            Class I                      formerly, Columnist,                  advised by
Age 66                                                     Deputy Editorial                      Advantage
                                                           Page Editor and                       Advisers, Inc.
                                                           Editor, Op-Ed Page,                   ("Advantage")
                                                           The New York Times

William R. Hutchinson         Director and      Since      President, W. R.         42           Director of
535 N. Michigan               Member of the     2003       Hutchinson &                          Associated
Suite 1012                    Nominating and               Associates Inc.,                      Banc-Corp.
Chicago, IL 60611             Audit Committees,            formerly Group Vice
Age 61                        Class III                    President, Mergers and
                                                           Acquisitions, BP Amoco

Riordan Roett                 Director and      Since      Professor and            32           The Latin
Johns Hopkins University      Member of         1995       Director, Latin                       America Equity
1740 Massachusetts Ave, NW    the Audit                    America Studies                       Fund, Inc.
Washington, DC 20036          Committee,                   Program, Paul H.
Age 66                        Class III                    Nitze School of
                                                           Advanced International
                                                           Studies, The Johns
                                                           Hopkins University

Jeswald W. Salacuse           Director and      Since      Henry J. Braker          32           Director of
Tufts University              Member of         1993       Professor of                          two registered
The Fletcher School of Law    the Audit                    Commercial Law and                    investment
  & Diplomacy                 Committee,                   formerly Dean, The                    companies
160 Packard Avenue            Class III                    Fletcher School of                    advised by
Medford, MA 02155                                          Law & Diplomacy,                      Advantage
Age 66                                                     Tufts University

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

                                                                               NUMBER OF
                                                                           PORTFOLIOS ADVISED
                                                                               BY SBAM(2)
                                              TERM OF        PRINCIPAL       AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND   OCCUPATION(S)       DIRECTOR               OTHER
                               HELD WITH      LENGTH OF     DURING PAST       (INCLUDING         BOARD MEMBERSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED     FIVE YEARS        THE FUND)          HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------

INTERESTED
DIRECTOR:

R. Jay Gerken, CFA(3)         Director,         Since      Managing Director         221         None
Citigroup Asset               Chairman          2002       of Citigroup Global
Management ("CAM")            and Chief                    Markets Inc. ("CGM");
399 Park Avenue, 4th Floor    Executive Officer,           Chairman, President,
New York, NY 10022            Class II                     Chief Executive
Age 52                                                     Officer and Director
                                                           of Smith Barney Fund
                                                           Management LLC
                                                           ("SBFM") Travelers
                                                           Investment Adviser,
                                                           Inc. ("TIA") and Citi
                                                           Fund Management Inc.
                                                           ("CFM"); President and
                                                           Chief Executive Officer
                                                           of certain mutual funds
                                                           associated with
                                                           Citigroup Inc.
                                                           ("Citigroup"); Formerly
                                                           Portfolio Manager of
                                                           Smith Barney Allocation
                                                           Series Inc. (from 1996
                                                           to 2001) and Smith
                                                           Barney Growth and
                                                           Income Fund (from 1996
                                                           to 2000)
OFFICERS:

Peter J. Wilby, CFA           President         Since      Managing Director         N/A         N/A
CAM                                             2002       of CGM and Salomon
399 Park Avenue, 4th Floor                                 Brothers Asset
New York, NY 10022            Executive Vice    1994-      Management Inc
Age 44                        President         2002       ("SBAM")


Andrew B. Shoup               Treasurer(4)      Since      Director of CAM; Senior  N/A          N/A
CAM                                             2004       Vice President and Chief
125 Broad Street,                                          Administrative Officer of
10th Floor                    Senior Vice       Since      mutual funds associated
New York, NY 10004            President and     2003       with Citigroup; Treasurer
Age 47                        Chief                        of certain mutual funds
                              Administrative               associated with Citigroup;
                              Officer                      Head of International Funds
                                                           Administration of CAM
                                                           (from 2001 to 2003);
                                                           Director of Global Funds
                                                           Administration of CAM
                                                           from 2000 to 2001); Head
                                                           of U.S. Citibank Funds
                                                           Administration of CAM
                                                           (from 1998 to 2000)

Robert E.Amodeo               Executive Vice    Since      Managing Director        N/A          N/A
CAM                           President         1999       of SBAM and CGM
399 Park Avenue, 4th Floor                                 since December 2001;
New York, NY 10022                                         Director of SBAM
Age 38                                                     and CGM since
                                                           December 1998;
                                                           Vice President of
                                                           SBAM and CGM
                                                           from January 1996
                                                           to December 1998


SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


                                                                               NUMBER OF
                                                                           PORTFOLIOS ADVISED
                                                                               BY SBAM(2)
                                              TERM OF        PRINCIPAL       AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND   OCCUPATION(S)       DIRECTOR               OTHER
                               HELD WITH      LENGTH OF     DURING PAST       (INCLUDING         BOARD MEMBERSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED     FIVE YEARS        THE FUND)          HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------
Frances M. Guggino            Controller        Since      Vice President           N/A          N/A
CGM                                             2002       of CGM; Controller of
125 Broad Street, 10th Floor                               certain mutual funds
New York, NY 10004                                         associated with Citigroup
Age 45

Robert I. Frenkel             Secretary         Since      Managing Director and    N/A          N/A
CAM                           and Chief         2003       General Counsel of
300 First Stamford Place      Legal Officer                Global Mutual Funds for
4th Floor                                                  CAM and its predecesor
Stamford, CT 06902                                         (since 1994); Secretary of
Age 48                                                     CFM; Secretary and Chief
                                                           Legal Officer of mutual
                                                           funds associated with
                                                           Citigroup

--------------------------------------------------------------------------------

(1) The Fund's Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, II and III Directors expire at the Annual Meetings of Stockholders in the year 2006, year 2004 and year 2005, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund's executive officers are chosen each year at the first meeting of the Fund's Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.
(2) Number of portfolios advised by SBAM or affiliates of SBAM.
(3) Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
(4) As of January 20, 2004.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by EquiServe Trust Company, N.A. ("Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the New YorkStock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

certified from time to time by the holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant's shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days' written notice to participants in the Plan.

All correspondence concerning the Plan should be directed tothe Plan Agent, P.O. Box 43010, Providence, Rhode Island 02940-3010.
                       ___________________________________

This report is transmitted to the shareholders of Salomon Brothers Municipal Partners Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's web site at www.sec.gov.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.

Tax Information (unaudited)


For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2003:

  o 100% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.

SALOMON  BROTHERS  MUNICIPAL  PARTNERS  FUND  INC.


Directors                               Salomon Brothers Municipal Partners
                                        Fund Inc.
CAROL L. COLMAN

DANIEL P. CRONIN                              125 Broad Street
                                              10th Floor, MF-2
LESLIE H. GELB                                New York, New York 10004
                                              Telephone 1-888-777-0102
R. JAY GERKEN, CFA
                                        INVESTMENT MANAGER
WILLIAM R. HUTCHINSON                         Salomon Brothers Asset Management Inc
                                              399 Park Avenue
RIORDAN ROETT                                 New York, New York 10022

JESWALD W. SALACUSE                     AUCTION AGENT
                                              Deutsche Bank
                                              60 Wall Street
                                              New York, New York 10005
Officers
                                        CUSTODIAN
R. JAY GERKEN, CFA                            State Street Bank and Trust Company
      Chairman and                            225 Franklin Street
      Chief Executive Officer                 Boston, Massachusetts 02110

PETER J. WILBY, CFA                     DIVIDEND DISBURSING AND TRANSFER AGENT
      President                               EquiServe Trust Company, N.A.
                                              P.O. Box 43010
ANDREW B. SHOUP*                              Providence, Rhode Island 02940-3010
      Senior Vice President, Chief
      Administrative Officer            LEGAL COUNSEL
      and Treasurer                           Simpson Thacher & Bartlett LLP
                                              425 Lexington Avenue
ROBERT E. AMODEO                              New York, New York 10017
      Executive Vice President
                                        INDEPENDENT AUDITORS
FRANCES M. GUGGINO                            PricewaterhouseCoopers LLP
      Controller                              1177 Avenue of the Americas
                                              New York, New York 10036
ROBERT I. FRENKEL
      Secretary and                     NEW YORK STOCK EXCHANGE SYMBOL
      Chief Legal Officer                     MNP

-----------
* Elected Treasurer as of January 20, 2004.


                     [This page intentionally left blank.)

                     [This page intentionally left blank.)

                                             Salomon Brothers
                                             Municipal Partners
                                             Fund Inc.



                                             Annual Report
                                             DECEMBER 31, 2003

                                             [LOGO]








EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, Rhode Island 02940-3010

MNPANN 12/03
04-6074

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that William R. Hutchinson, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph
         (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


                  (a) Audit Fees for Salomon Brothers Municipal Partners Fund Inc. were $40,000 and $40,000 for the years ended 12/31/03 and 12/31/02, respectively.

                  (b) Audit-Related Fees for Salomon Brothers Municipal Partners Fund Inc. of $30,000 and $29,000 for the years ended 12/31/03 and 12/31/02. These amounts represent procedures performed and prepared for agreed upon procedures letter in accordance with the terms of the Supplementary Articles.

                           In addition, aggregate Audit-Related Fees billed in the years ended 12/31/03 and 12/31/02 for assurance and related services by the Accountant to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Municipal Partners Fund Inc. ("service affiliates"), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the period from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

                  (c) Tax Fees for Salomon Brothers Municipal Partners Fund Inc. of $3,000 and $3,000 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Municipal Partners Fund Inc.

                           There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2003 that required pre-approval by the Audit Committee.

                  (d) There were no All Other Fees for Salomon Brothers Municipal Partners Fund Inc. for the years ended 12/31/03 and 12/31/02.

                           ALL OTHER FEES. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management ("SBAM"), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Municipal Partners Fund Inc., requiring pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management ("CAM") entities, were $558,750; all of which were pre-approved by the Audit Committee.

                  (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X. The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

                           The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services;
                           (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                           Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

                  (f)      N/A

                  (g) Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Municipal Partners Fund Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Municipal Partners Fund Inc. were $18.3 million and $6.4 million for the years ended 12/31/2003 and 12/31/2002.

                  (h) Yes. The Salomon Brothers Municipal Partners Fund Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Municipal Partners Fund Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors.

         In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Code of Ethics attached hereto.

                  Exhibit 99.CODE ETH

         (b)      Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Municipal Partners Fund Inc.


By:      /s/ R. Jay Gerken R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund Inc.

Date:    March 8, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund Inc.
Date:    March 8, 2004


By:      /s/ Andrew B. Shoup
         Andrew B. Shoup
         Chief Administrative Officer of
         Salomon Brothers Municipal Partners Fund Inc.

Date:    March 8, 2004